Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended		12 Months Ended
	Jun. 25, 2014	Dec. 25, 2013 Employees And Non-Employee Directors And Consultants [Member]	Jun. 25, 2014 Employees And Non-Employee Directors And Consultants [Member]	Jun. 25, 2014 Employee Stock Option [Member]	Jun. 26, 2013 Employee Stock Option [Member]	Jun. 27, 2012 Employee Stock Option [Member]	Jun. 25, 2014 Restricted Share Awards [Member]	Jun. 26, 2013 Restricted Share Awards [Member]	Jun. 27, 2012 Restricted Share Awards [Member]	Jun. 25, 2014 Minimum [Member] Employee Stock Option [Member]	Jun. 25, 2014 Maximum [Member] Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2.0
Number of shares authorized for issuance			37.3
Vesting period, in years										1 year	4 years
Contractual term of stock option exercises, in years	8 years
Unrecognized compensation expense				$ 2.6			$ 12.8
Period of recognition for unrecognized stock-based compensation costs, in years				1 year 10 months 17 days			2 years 4 months 28 days
Total intrinsic value of options exercised				25.7	22.4	12.6
Tax benefit realized on options exercised				8.9	8.1	4.8
Fair value of shares that vested during period							$ 42.2	$ 22.0	$ 11.5